THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

Annual Report

December 31, 2002

THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY

A subsidiary of

UnumProvident Corporation

Board Of Managers

The Accumulation Fund

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

The Paul Revere Variable Annuity Insurance Company

Worcester, Massachusetts 01608

This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Annual Report

December 31, 2002

To Our Contract Owners and Participants:

2002 was another uneasy year for investors as the major market indices witnessed the third consecutive year of negative stock performance. This has not happened since the 1939-1941 period. However, in the last quarter, the stock market seemed stabilized and actually ended positive. Is it all over? Will the stock slide continue for another year? Historical statistics indicate the chance is very small. However, rather than predicting the stock market, it may be useful to analyze the economic conditions on which stock valuations are based.

For the past 12 to 18 months, spending by U.S. consumers has almost single-handedly driven a modest recovery, despite a weak economy, corporate layoffs, fears of terrorism, and the threat of war. In the fourth quarter of last year, however, we began to see evidence that consumers were growing more cautious. The holiday selling season, while not a disaster, was somewhat disappointing. It appears to us that consumers in general are becoming more concerned about job security and factoring that into their spending plans.

Corporate spending has so far been the missing element in the modest recovery we’ve experienced. We believe this could change in 2003. As excess inventories and excess production capacity from the boom of the 1990s have been worked through, we have begun to see some pockets of strength in corporate spending. Computer and software sales, for example, began to recover in 2002.

Before driving a sustained market recovery, we think investors need to be convinced that corporate spending – and therefore earnings – have bottomed and are beginning to pick up. As mentioned earlier, pockets of spending strength have begun to appear. In general, however, we see corporations poised to spend, but not yet committed. Markets hate uncertainty because uncertainty is difficult to value. We think that when a U.S. resolution on Iraq emerges, the market will begin to put a price on that resolution, factor it into stock valuations, and move on. We think the net effect of years of cutting costs and improving productivity is that, in a recovering economy, corporations will see a greater percentage of their income translate into profits. We think that bodes well for corporate earnings, which we believe are the major long-term driver of stock prices.

With the economy in a holding pattern and markets extremely volatile, we think it’s important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That’s how we’d describe our approach to this volatile environment.

We understand that the past few years have been discouraging. Short-term events have sorely tested investors’ long-term faith in the market. However, we would caution investors about reacting to market news—good or bad—by making major changes in their portfolios. We would suggest that in difficult times it is even more important to have a long-term financial plan and to talk on a regular basis with your investment professional. We would also point out that history has shown that the market and the economy have been cyclical; down turns have usually been followed by upturns.

Sincerely,
/s/ DONALD E. BOGGS Donald E. Boggs
Chairman, Board of Managers
The Paul Revere Variable Annuity Contracts
Accumulation Fund
Senior Vice-President and Deputy Risk Manager
The Paul Revere Variable Annuity Company

The	Paul Revere Variable Annuity Contract Accumulation Fund

Audited Financial Statements

December 31, 2002

REPORT OF INDEPENDENT AUDITORS

The Owners of Variable Annuity Contracts of The Paul Revere

Variable Annuity Insurance Company and the Board of

Managers of The Paul Revere Variable Annuity Contract

Accumulation Fund of The Paul Revere Variable Annuity

Insurance Company

We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) as of December 31, 2002 and 2001, including the statement of investments as of December 31, 2002, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2002, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 and 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 2002 and 2001, the results of its operations and the changes in its net assets for each of the three years in the period ended December 31, 2002, and the supplementary information for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Chattanooga, Tennessee

January 27, 2003

Statements of Assets and Liabilities

	December 31,
	2002 Series Q (Qualified)	2001 Series Q (Qualified)	2002 Series N (Non-Qualified)	2001 Series N (Non-Qualified)
ASSETS
Investments in securities at market value
(Cost: Series Q 2002—$9,079,303; 2001—$13,921,609)
(Cost: Series N 2002—$1,653,128; 2001—$ 2,774,315)
(see Schedule of Investments)	$8,027,687	$13,449,948	$1,449,322	$2,682,755
Cash	943	1,289	22,928	—
Dividends and interest receivable	9,165	6,086	1,662	1,118
Receivable for investments sold	610,063	985,193	48,622	209,015

Total assets	8,647,858	14,442,516	1,522,534	2,892,888

LIABILITIES

Payable for investments purchased	599,769	1,470,596	47,718	327,866
Payable to The Paul Revere Variable Annuity Insurance Company	65,389	156,015	11,260	67,538
Other liabilities	—	—	—	5,319

Total liabilities	665,158	1,626,611	58,978	400,723

TOTAL NET ASSETS	$7,982,700	$12,815,905	$1,463,556	$2,492,165

CONTRACT OWNERS’ EQUITY

Deferred contracts terminable by owner	$5,974,116	$9,482,446	$721,796	$1,179,448
Currently payable contracts	2,008,584	3,333,459	741,760	1,312,717

Total net assets	$7,982,700	$12,815,905	$1,463,556	$2,492,165

ACCUMULATION UNITS OUTSTANDING	858,770	924,860	162,573	182,247

NET ASSET VALUE PER ACCUMULATION UNIT	$9,295	$13,857	$9,002	$13,675

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	For the years ended December 31,
	2002 Series Q (Qualified)	2001 Series Q (Qualified)	2000 Series Q (Qualified)
DECREASE IN NET ASSETS

Operations:
Net investment loss	$(71,823)	$(143,177)	$(287,539)
Net realized gain (loss) on investments	(3,392,842)	(2,319,462)	5,865,290
Net decrease in unrealized appreciation of investments	(579,955)	(2,654,017)	(7,428,521)

Decrease in net assets from operations	(4,044,620)	(5,116,656)	(1,850,770)
Contract receipts:
Gross purchase payments received	3,217	14,849	47,877
Deductions from purchase payments	48	108	147

Net purchase payments received	3,169	14,741	47,730
Payments to contract owners:
Annuity payments to contract owners	267,259	433,639	568,973
Terminations and withdrawals to contract owners	524,495	3,683,993	3,593,697

Total payments to contract owners	791,754	4,117,632	4,162,670

Net contract payments to contract owners	(788,585)	(4,102,891)	(4,114,940)

Total decrease in net assets	(4,833,205)	(9,219,547)	(5,965,710)

NET ASSETS

Beginning of year	12,815,905	22,035,452	28,001,162

End of year	$7,982,700	$12,815,905	$22,035,452

	For the years ended December 31,
	2002 Series N (Non-qualified)	2001 Series N (Non-qualified)	2000 Series N (Non-qualified)
DECREASE IN NET ASSETS

Operations:
Net investment loss	$(19,214)	$(37,748)	$(82,533)
Net realized gain (loss) on investments	(683,478)	(564,353)	1,514,763
Net decrease in unrealized appreciation of investments	(112,246)	(646,717)	(1,922,431)

Decrease in net assets from operations	(814,938)	(1,248,818)	(490,201)
Contract receipts:
Gross purchase payments received	—	215	916
Deductions from purchase payments	—	13	—

Net purchase payments received	—	202	916
Payments to contract owners:
Annuity payments to contract owners	146,533	230,266	340,098
Terminations and withdrawals to contract owners	67,138	1,031,647	1,280,727

Total payments to contract owners	213,671	1,261,913	1,620,825

Net contract payments to contract owners	(213,671)	(1,261,711)	(1,619,909)

Total decrease in net assets	(1,028,609)	(2,510,529)	(2,110,110)

NET ASSETS

Beginning of year	2,492,165	5,002,694	7,112,804

End of year	$1,463,556	$2,492,165	$5,002,694

See accompanying notes to financial statements.

Statements of Operations

	For the years ended December 31,
	2002 Series Q (Qualified)	2001 Series Q (Qualified)	2000 Series Q (Qualified)
INVESTMENT LOSS

Income:
Dividends	$69,916	$87,612	$102,385
Interest	18,092	15,297	28,587

Total income	88,008	102,909	130,972

Expenses:
Mortality and expense risk fees	98,154	155,791	270,607
Investment management and advisory service fees	49,077	77,895	135,304
Professional services	12,600	12,400	12,600

Total expenses	159,831	246,086	418,511

Net investment loss	(71,823)	(143,177)	(287,539)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments sold	(3,392,842)	(2,319,462)	5,865,290
Net decrease in unrealized appreciation of investments	(579,955)	(2,654,017)	(7,428,521)

Net realized and unrealized loss on investments	(3,972,797)	(4,973,479)	(1,563,231)

Decrease in net assets from operations	$(4,044,620)	$(5,116,656)	$(1,850,770)

	For the years ended December 31,
	2002 Series N (Non-Qualified)	2001 Series N (Non-Qualified)	2000 Series N (Non-Qualified)

INVESTMENT LOSS

Income:
Dividends	$13,265	$19,081	$25,370
Interest	3,126	2,028	286

Total income	16,391	21,109	25,656

Expenses:
Mortality and expense risk fees	18,697	34,278	67,086
Investment management and advisory service fees	9,348	17,139	33,543
Professional services	7,560	7,440	7,560

Total expenses	35,605	58,857	108,189

Net investment loss	(19,214)	(37,748)	(82,533)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments sold	(683,478)	(564,353)	1,514,763
Net decrease in unrealized appreciation of investments	(112,246)	(646,717)	(1,922,431)

Net realized and unrealized loss on investments	(795,724)	(1,211,070)	(407,668)

Decrease in net assets from operations	$(814,938)	$(1,248,818)	$(490,201)

See accompanying notes to financial statements.

Schedule of Investments

December 31, 2002

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks
Aerospace / Defense
Lockheed Martin Corporation	280	$17,482	$16,170		90	$5,619	$5,198
Northrop Grumman Corp.	720	85,429	69,840		140	16,572	13,580

		102,911	86,010	1.08%		22,191	18,778	1.28%

Beverages
PepsiCo, Inc.	3,290	140,858	138,904	1.74%	650	27,731	27,443	1.88%

Broadcasting & Media
AOL Time Warner, Inc. *	8,900	137,790	116,590		1,740	24,880	22,794
Clear Channel Communications, Inc. *	3,260	129,800	121,565		600	24,220	22,374
Comcast Corporation Class A	1,000	24,324	23,570		200	4,865	4,714
Comcast Corporation Special Class A	1,790	44,320	40,436		340	8,418	7,681
Fox Entertainment Group, Inc. *	2,220	49,865	57,565		480	10,965	12,446
Gannett Company, Inc.	480	35,692	34,464		90	6,716	6,462
New York Times Company	1,380	63,800	63,107		290	13,404	13,262
Viacom, Inc. Class B *	3,710	162,495	151,220		596	26,427	24,293
Westwood One, Inc.	400	14,926	14,944		100	3,731	3,736

		663,012	623,461	7.81%		123,626	117,762	8.05%

Business Services
Lamar Advertising Company	1,660	54,300	55,859	0.70%	280	9,212	9,422	0.64%

Computer Hardware
Dell Computer Corp. *	4,730	111,569	126,480		880	21,519	23,531
International Business Machines Corp.	1,980	159,914	153,450		390	31,550	30,225

		271,483	279,930	3.51%		53,069	53,756	3.67%

Computer Software—Systems
Affiliated Computer Services Class A *	1,890	89,382	99,509		400	19,187	21,060
Automatic Data Processing, Inc.	3,260	149,134	127,955		690	31,039	27,083
BISYS Group, Inc. (The) *	2,420	44,955	38,478		480	8,218	7,632
Cadence Design Systems, Inc. *	4,600	83,188	54,234		910	17,432	10,729
Cisco Systems, Inc. *	17,140	484,095	224,534		3,230	99,049	42,313
First Data Corporation	3,260	101,426	115,437		670	21,023	23,725
Microsoft Corporation *	6,390	338,211	330,363		1,200	63,740	62,040
Oracle Corporation *	15,840	244,445	171,072		2,950	42,567	31,860
PeopleSoft, Inc. *	5,530	122,619	101,199		1,040	23,480	19,032
SunGard Data Systems, Inc. *	2,530	65,160	59,607		480	12,653	11,309
Veritas Software Corporation *	6,465	267,162	100,983		1,160	49,539	18,119

		1,989,777	1,423,371	17.83%		387,927	274,902	18.78%

Consumer Goods & Services
Avon Products, Inc.	1,730	84,053	93,195		370	18,034	19,932
Colgate-Palmolive Company	500	26,498	26,215		100	5,299	5,243
Concord EFS, Inc. *	1,360	36,090	21,406		260	7,087	4,092
Gillette Company (The)	1,520	44,708	46,147		290	8,460	8,804
Phillip Morris Companies, Inc.	1,650	86,461	66,875		300	15,623	12,159

		277,810	253,838	3.18%		54,503	50,230	3.43%

Education
Apollo Group, Inc.	1,000	42,812	44,000	0.55%	200	8,626	8,800	0.60%

Electronics
Analog Devices, Inc. *	4,370	162,829	104,312		820	30,405	19,573
Texas Instruments, Inc.	3,130	77,516	46,981		590	14,895	8,856

		240,345	151,293	1.89%		45,300	28,429	1.95%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2002

	Series Q (Qualified)				Series N (Non-Qualified)
	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Energy
BJ Services Company *	2,300	$78,254	$74,313		400	$13,611	$12,924
Praxair, Inc.	660	38,487	38,128		80	4,746	4,622
Schlumberger Limited	1,700	67,919	71,553		300	12,137	12,627

		184,660	183,994	2.31%		30,494	30,173	2.06%

Food
Aramark Corporation *	1,400	32,611	32,900		300	6,993	7,050
Sysco Corporation	1,300	38,702	38,727		300	8,931	8,937

		71,313	71,627	0.90%		15,924	15,987	1.09%

Financial Institutions
American Express Company	1,930	73,571	68,225		360	14,024	12,726
Citigroup, Inc.	5,824	203,212	204,947		1,096	39,510	38,568
Federal Home Loan Mtg. Corporation	2,410	147,474	142,310		410	25,469	24,211
Goldman Sachs Group, Inc. (The)	1,510	109,021	102,831		280	20,547	19,068
Mellon Financial Corporation	2,190	76,552	57,181		450	15,480	11,750
Merrill Lynch & Co., Inc.	2,480	112,170	94,116		470	21,247	17,836
Morgan Stanley Dean Witter & Company	1,640	78,506	65,469		310	15,048	12,375
SLM Corporation	780	71,796	81,011		90	8,336	9,347

		872,302	816,090	10.22%		159,661	145,881	9.97%

Industrial Conglomerates
3M Company	1,130	108,983	139,329		210	22,842	25,893
General Electric Company	6,650	202,970	161,928		1,160	36,121	28,246

		311,953	301,257	3.77%		58,963	54,139	3.70%

Industrial Machinery
Danaher Corporation	360	22,423	23,652		10	626	657
Illinois Tool Works	1,270	88,202	82,372		240	16,668	15,566

		110,625	106,024	1.33%		17,294	16,223	1.11%

Insurance
ACE Limited	2,190	75,087	64,255		360	13,076	10,562
American International Group, Inc.	1,432	102,701	82,841		197	14,269	11,396
Arthur J. Gallagher & Company	1,210	36,281	35,550		180	5,397	5,288
Hartford Financial Services Group, Inc.	800	37,573	36,344		200	9,393	9,086
MetLife, Inc.	1,540	43,727	41,642		290	8,304	7,842
Travelers Property Casualty Corp. *	3,874	67,392	56,754		737	12,653	10,797
XL Capital Ltd.	1,290	110,486	99,652		170	14,796	13,132

		473,247	417,038	5.23%		77,888	68,103	4.65%

Leisure & Tourism
Harley-Davidson, Inc.	2,050	98,143	94,710		400	17,966	18,480
Starwood Hotels & Resorts Worldwide, Inc.	2,250	64,545	53,415		420	13,914	9,971

		162,688	148,125	1.86%		31,880	28,451	1.94%

Medical & Health Products
Abbott Laboratories	2,500	104,561	100,000		400	16,732	16,000
Amgen, Inc. *	3,580	166,066	173,057		750	35,041	36,255
Boston Scientific Corp. *	1,200	51,597	51,024		200	8,600	8,504
Cardinal Health, Inc.	400	26,260	23,676		100	6,565	5,919
Eli Lilly and Company	2,350	152,555	149,225		490	31,914	31,115
Express Scripts, Inc. *	720	37,319	34,589		130	6,911	6,245
Forest Laboratories, Inc. *	1,290	93,505	126,704		330	23,661	32,413
Genzyme Corporation *	1,630	44,781	48,199		260	6,868	7,688
Johnson & Johnson	4,460	234,546	239,547		850	44,789	45,654
MedImmune, Inc. *	900	22,412	24,453		200	4,916	5,434
Medtronic, Inc.	2,050	92,460	93,480		480	21,861	21,888
Pfizer, Inc.	10,960	405,577	335,047		2,050	71,072	62,669
Pharmacia Corporation	1,910	80,902	79,838		360	15,378	15,048
Wyeth	400	15,109	14,960		100	3,777	3,740

		1,527,650	1,493,799	18.71%		298,085	298,572	20.40%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2002

	Series Q (Qualified)				Series N (Non-Qualified)
	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Semiconductors
Intel Corporation	1,680	$29,165	$26,158		320	$5,555	$4,982
Linear Technology Corporation	1,410	43,697	36,265		250	7,566	6,430
Maxim Integrated Products, Inc.	1,440	71,990	47,578		270	13,162	8,921
Microchip Technology, Inc.	1,000	25,973	24,450		200	5,195	4,890
Novellus Systems, Inc. *	950	39,098	26,676		180	7,265	5,054

		209,923	161,127	2.01%		38,743	30,277	2.07%

Stores
Brinker International, Inc. *	1,000	31,115	32,250		200	6,227	6,450
Family Dollar Stores	950	31,058	29,649		180	5,799	5,618
Gap, Inc. (The)	3,300	40,743	51,216		700	8,728	10,864
Home Depot, Inc.	4,770	168,990	114,289		940	33,580	22,522
Kohl’s Corporation *	1,970	118,924	110,221		360	21,381	20,142
Limited Brands	1,800	30,311	25,074		300	5,024	4,179
Lowe’s Companies, Inc.	1,740	74,159	65,250		360	15,343	13,500
Staples, Inc. *	1,300	24,131	23,790		200	3,712	3,660
Target Corporation	3,530	134,470	105,900		700	26,974	21,000
TJX Companies, Inc.	1,200	23,500	23,424		200	3,917	3,904
Wal-Mart Stores, Inc.	3,730	200,932	188,402		700	37,714	35,357

		878,333	769,465	9.64%		168,399	147,196	10.06%

Telecommunications
AT&T Wireless Services, Inc. *	4,140	24,302	23,391	0.29%	830	5,130	4,690	0.32%

Transportation
FedEx Corporation	460	25,329	24,941		80	4,421	4,338
United Parcel Service, Inc.	1,350	74,685	85,158		250	14,061	15,770

		100,014	110,099	1.38%		18,482	20,108	1.38%

Total Common Stocks		8,710,318	7,658,702	95.94%		1,653,128	1,449,322	99.03%

Short-Term Investment

Federal Home Loan Banks 0.75% due 01/02/03	369,000	368,985	368,985	4.62%

Total Investments		$9,079,303	8,027,687	100.56%		$1,653,128	1,449,322	99.03%

Other Assets Less Liabilities			(44,987)	(0.56)%			14,234	0.97%

Total Net Assets			$7,982,700	100.00%			$1,463,556	100.00%

* Non – income producing security.

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios

	Years Ended December 31,
	2002	2001	2000	1999	1998
PER UNIT DATA (a) Series Q (Qualified)
Investment income	$0.099	$0.094	$0.117	$0.094	$0.116
Expenses	0.180	0.226	0.374	0.277	0.202

Net investment loss	(0.081)	(0.132)	(0.257)	(0.183)	(0.086)
Net realized and unrealized gains (losses) on investments	(4.481)	(4.577)	(1.398)	5.280	3.836

Net increase (decrease) in net asset value	(4.562)	(4.709)	(1.655)	5.097	3.750
Accumulation unit net asset value:
Beginning of year	13.857	18.566	20.221	15.124	11.374

End of year	$9.295	$13.857	$18.566	$20.221	$15.124

Series N (Non-Qualified)

Investment income	$0.094	$0.090	$0.094	$0.083	$0.096
Expenses	0.204	0.251	0.397	0.296	0.212

Net investment loss	(0.110)	(0.161)	(0.303)	(0.213)	(0.116)
Net realized and unrealized gains (losses) on investments	(4.563)	(5.177)	(1.498)	5.894	3.891

Net increase (decrease) in net asset value	(4.673)	(5.338)	(1.801)	5.681	3.775
Accumulation unit net asset value:
Beginning of year	13.675	19.013	20.814	15.133	11.358

End of year	$9.002	$13.675	$19.013	$20.814	$15.133

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

	Years Ended December 31,
	2002	2001	2000	1999	1998
RATIOS Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.63%	1.55%	1.57%	1.56%	1.57%
Net investment loss to average accumulation fund balance	(0.73%)	(0.90%)	(1.08%)	(1.03%)	(0.67%)
Portfolio turnover rate	102%	79%	102%	98%	143%
Accumulation units outstanding at the end of the year (in thousands)	859	925	1,187	1,385	1,715

Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	1.91%	1.70%	1.64%	1.62%	1.63%
Net investment loss to average accumulation fund balance	(1.03%)	(1.09%)	(1.25%)	(1.16%)	(0.90%)
Portfolio turnover rate	104%	78%	101%	103%	143%
Accumulation units outstanding at the end of the year (in thousands)	163	182	263	342	475

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios (continued)

	Years Ended December 31,
	1997	1996	1995	1994	1993
PER UNIT DATA (a) Series Q (Qualified)

Investment income	$0.177	$0.153	$0.119	$0.081	$0.054
Expenses	0.159	0.133	0.096	0.073	0.079

Net investment income (loss)	0.018	0.020	0.023	0.008	(0.025)
Net realized and unrealized gains (losses) on investments	2.723	1.551	1.711	(0.020)	0.291

Net increase (decrease) in net asset value	2.741	1.571	1.734	(0.012)	0.266
Accumulation unit net asset value:
Beginning of year	8.633	7.062	5.328	5.340	5.074

End of year	$11.374	$8.633	$7.062	$5.328	$5.340

Series N (Non-Qualified)

Investment income	$0.135	$0.137	$0.117	$0.099	$0.055
Expenses	0.166	0.134	0.109	0.102	0.092

Net investment income (loss)	(0.031)	0.003	0.008	(0.003)	(0.037)
Net realized and unrealized gains (losses) on investments	2.660	1.459	1.769	(0.023)	0.318

Net increase (decrease) in net asset value	2.629	1.462	1.777	(0.026)	0.281
Accumulation unit net asset value:
Beginning of year	8.729	7.267	5.490	5.516	5.235

End of year	$11.358	$8.729	$7.267	$5.490	$5.516

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

	Years Ended December 31,
	1997	1996	1995	1994	1993
RATIOS Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.59%	1.57%	1.55%	1.55%	1.56%
Net investment income (loss) to average accumulation fund balance	0.18%	0.24%	0.38%	0.17%	(0.50%)
Portfolio turnover rate	130%	78%	64%	64%	59%
Accumulation units outstanding at the end of the year (in thousands)	1,887	2,093	5,491	5,597	5,700

Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	1.67%	1.69%	1.71%	1.73%	1.73%
Net investment income (loss) to average accumulation fund balance	(0.31)%	0.04%	0.13%	(0.05%)	(0.69%)
Portfolio turnover rate	139%	94%	67%	62%	62%
Accumulation units outstanding at the end of the year (in thousands)	530	566	586	604	640

See accompanying notes to financial statements.

Notes to Financial Statements

December 31, 2002

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 2002, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

December 31, 2002

5.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
December 31, 2002	$9,615,269	$10,472,798	$1,895,372	$2,107,099
December 31, 2001	$12,300,858	$16,774,915	$2,679,997	$4,242,101

At December 31, 2002, net unrealized depreciation of investments in Series Q, amounting to $1,051,616, consisted of unrealized gains of $180,320 and unrealized losses of $1,231,936, net unrealized depreciation of investments in Series N, amounting to $203,806, consisted of unrealized gains of $32,124 and unrealized losses of $235,930.

7.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	2002	2001	2000
Units outstanding at beginning of year	924,860	1,186,884	1,384,747
Units credited to contracts:
Net purchase payments	277	929	2,256
Units withdrawn from contracts:
Annuity payments	24,478	28,522	27,317
Terminations and withdrawals	41,889	234,431	172,802

Net units withdrawn	66,367	262,953	200,119

Contract units withdrawn in excess of units credited	(66,090)	(262,024)	(197,863)

Units outstanding at end of year	858,770	924,860	1,186,884

Notes to Financial Statements (continued)

7.	Accumulation units (continued)

	Series N (Non-Qualified)
	2002	2001	2000
Units outstanding at beginning of year	182,247	263,120	341,729
Units credited to contracts:
Net purchase payments	—	12	44
Units withdrawn from contracts:
Annuity payments	12,673	15,115	15,881
Terminations and withdrawals	7,001	65,770	62,772

Net units withdrawn	19,674	80,885	78,653

Contract units withdrawn in excess of units credited	(19,674)	(80,873)	(78,609)

Units outstanding at end of year	162,573	182,247	263,120

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Director or Nominee for Director	Other Directorships Held by Director or Nominee for Director
Gordon T. Miller (80) 14 Eastwood Road Shrewsbury, MA 01545	Vice Chairman, Board of Managers	2001-2004 34 years of service	Retired; Former Vice President and Director of Industrial Relations of Barry Wright Corporation, Newton Lower Falls, MA (antivibration products)	2	None

Joan Sadowsky (73) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2000-2003 17 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

H.C. “Lan” Goodwin (68) 24 Waters Road Sutton, MA 01590	Member, Board of Managers	2002-2004 elected to board in 2002	President of Manufacturers Service Center, Inc.	2	None

Donald E. Boggs*†(57) 1 Fountain Square-5S 550 Chattanooga, TN 37402	Chairman Board of Managers	2001-2004 5 years of service	Senior Vice President UnumProvident Corporation Chattanooga, Tennessee	2	None

David G. Fussell*†(55) 1 Fountain Square-6S 660 Chattanooga, TN 37402	Member, Board of Managers	2002-2003 1 year of service	Senior Vice President Unum Provident Corporation, Chattanooga, Tennessee	2	None

*	Officers of PRV (the investment advisor, underwriter and sponsoring insurance company) and other subsidiaries within the UnumProvident Corporation holding company system.

†	The members of the Board of Managers listed below are “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(190) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

REMUNERATION OF BOARD OF MANAGERS

The total aggregate remuneration paid by the Fund to all members of the Board of Managers for the fiscal year ended December 31, 2002, was $5,400.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of PRV. None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

The Statement of Additional Information includes additional information about the members of the Board of Managers of the Contract Accumulation Fund and is available, without charge, upon request by calling 1-800-718-8824.